Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	2.00%
Lease liabilities, repayment term	5 years
Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	7.28%
Nanjing Jinsirui Biotechnology Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for shared services	$ 3,298,000	$ 2,121,000
Lease term	12 months
Jinsikang Technology (Nanjing) Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings, interest rate		4.35%
Borrowings, repayment date		2019-12
Interest expense on borrowings		$ 24,000